PROPERTY AND EQUIPMENT, NET (Details Textual) (USD $)	3 Months Ended		12 Months Ended		29 Months Ended	32 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2013	Mar. 31, 2014
Property, Plant and Equipment [Line Items]
Depreciation	$ 198,000	$ 117,000	$ 839,249	$ 24,317	$ 864,070	$ 1,062,000